Acquisitions- Results of operations (Details) - Seajacks International Limited $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition, Contingent Consideration [Line Items]
Revenues	$ 41,903
Loss before taxes	$ (7,176)